Discontinued Operations (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Accounts payable	$ 49,159	$ 49,159	$ 49,159
Accrued expenses	6,923	6,923	6,923
Loans payable	11,011	11,011	11,011
Total Current Liabilities of Discontinued Operations:	$ 67,093	$ 67,093	$ 67,093